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                  Prudential Investments Fund Management LLC
                              100 Mulberry Street
                        Gateway Center Three, 9th Floor
                         Newark, New Jersey 07102-3777


                                                  May 3, 2001



U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

  RE:  Prudential's Gibraltar Fund, Inc. (the "Fund")
       Registration Nos. 2-32685
                      811-01660

Dear Sir/Madam:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 45 to the Fund's registration statement. Post-Effective Amendment No. 45 to the Fund's registration statement was filed electronically via EDGAR on April 30, 2001.

     Please call the undersigned at (973) 367-1496 with any questions you may have.


                                              Very truly yours,


                                              /s/ Jonathan D. Shain
                                              ---------------------
                                              Jonathan D. Shain
                                              Vice President & Corporate Counsel